Share Based Payment Arrangements - Summary of Information about RSUs Outstanding and Exercisable (Details) - Restricted Share Units	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments	272,000	272,000	299,000
Weighted average remaining contractual life (in years)	9 months 18 days
32.41
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 32,410
Number of outstanding instruments	131,000
Weighted average remaining contractual life (in years)	1 month 6 days
70.59
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 70,590
Number of outstanding instruments	71,000
Weighted average remaining contractual life (in years)	1 year 1 month 6 days
83.28
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 83,280
Number of outstanding instruments	11
Weighted average remaining contractual life (in years)	3 months 18 days
98.27
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 98,270
Number of outstanding instruments	59
Weighted average remaining contractual life (in years)	2 years 1 month 6 days